FAIR VALUE OPTION - Schedule of Realized and Net Change in Unrealized Gains Losses (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized Gains / (Losses)	$ 36,913	$ 1,075	$ 83,441	$ (833)	$ 48,501
Net Change in Unrealized Gains / (Losses)	$ (94,894)	$ 160,098	$ 130,980	$ 88,757	$ (320,050)